Reverse Recapitalization - Summary of Business Acquisition Elements Reconciled To Consolidated Financial Statements (Detail) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Mar. 31, 2022	Jun. 30, 2022
Schedule Of Business Acquisition Elements Reconciled To Consolidated Financial Statements [Line Items]
Cash - CCAC's trust and cash (net of redemption)		$ 13,414
Cash - PIPE	$ 36,950	36,950
Less: transaction costs and advisory fees paid		(6,609)
Net cash from Business Combination and PIPE Financing		43,755
Less non-cash net liabilities assumed from CCAC		(15,955)
Net contributions from Business Combination and PIPE Financing		$ 27,800